Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 76,951	$ 57,367
Gross unrealized gains	699	532
Gross unrealized losses	(186)	(213)
Fair value	77,464	57,686
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	972	655
Gross unrealized gains	4	3
Gross unrealized losses		(1)
Fair value	976	657
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,410	2,878
Gross unrealized gains	104	43
Gross unrealized losses		(23)
Fair value	3,514	2,898
U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	34,941	20,787
Gross unrealized gains	302	215
Gross unrealized losses	(159)	(126)
Fair value	35,084	20,876
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,147	4,254
Gross unrealized gains	3	2
Gross unrealized losses	(2)	(5)
Fair value	4,148	4,251
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,900	2,709
Gross unrealized gains	1	1
Gross unrealized losses	(8)	(8)
Fair value	2,893	2,702
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,897	7,334
Gross unrealized gains	2	1
Gross unrealized losses	(6)	(35)
Fair value	6,893	7,300
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	828	847
Gross unrealized gains	3	4
Gross unrealized losses	(3)	(2)
Fair value	828	849
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	22,550	17,655
Gross unrealized gains	62	45
Gross unrealized losses	(5)	(10)
Fair value	22,607	17,690
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	306	248
Gross unrealized gains	218	218
Gross unrealized losses	(3)	(3)
Fair value	$ 521	$ 463